Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of contingent liabilities [abstract]
Summary of Contingent Liabilities and Credit Commitments

The Group’s contingent liabilities and credit commitments comprised the following:

	2022	2023
	Nominal amount	Nominal amount

Commitments on loans and unused credit lines: Revocable loans	157,478	174,771
Guarantees issued and similar commitments	564	558

Total contingent liabilities and credit commitments	158,042	175,329